Operating Segment Information - Summary of Segment Capital Expenditures (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of segment capital expenditures [line items]
Segment capital expenditures	€ (276)	€ (355)	€ (350)
P&ARP [member]
Disclosure of segment capital expenditures [line items]
Segment capital expenditures	(115)	(166)	(170)
A&T [member]
Disclosure of segment capital expenditures [line items]
Segment capital expenditures	(73)	(96)	(112)
AS&I [member]
Disclosure of segment capital expenditures [line items]
Segment capital expenditures	(83)	(84)	(60)
Holdings & Corporate [member]
Disclosure of segment capital expenditures [line items]
Segment capital expenditures	€ (5)	€ (9)	€ (8)